Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

(14) Commitments and Contingencies

(a)	Leases

The Company has entered into several operating leases for office space. Rent expense amounted to $1,479, $1,600 and $1,594 during 2012, 2011 and 2010, respectively.

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2012 were as follows:

Operating leasing
Year ending December 31:
2013	$1,558
2014	1,573
2015	1,525
2016	1,366
2017 and thereafter	285

Total	$6,307

(b)	Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under the Company’s TW Revolving Credit Facility, TAP Funding Revolving Credit Facility, 2005-1 Bonds, 2011-1 Bonds, 2012-1 Bonds TMCL Secured Debt Facility and TMCL II Secured Debt Facility. The total balance of these restricted cash accounts was $54,945 and $45,858 as of December 31, 2012 and 2011, respectively.

(c)	Container Commitments

At December 31, 2012, the Company had placed orders with manufacturers for containers to be delivered subsequent to December 31, 2012 in the total amount of $22,756.